FAIR VALUE MEASUREMENTS - Transfers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FAIR VALUE MEASUREMENTS
Assets, Level 1 to Level 2 transfers	¥ 0	¥ 0
Assets, Level 2 to Level 1 transfers	0	0
Liabilities, Level 1 to Level 2 transfers	0	0
Liabilities, Level 2 to Level 1 transfers	0	0
Assets, Level 3 transfer into	0	0
Assets, Level 3 transfer out	0	0
Liabilities, Level 3 transfer into	0	0
Liabilities, Level 3 transfer out	¥ 0	¥ 0